U.S. Government Securities Fund®
Investment portfolio
November 30, 2022
unaudited
Bonds, notes & other debt instruments 93.41% Mortgage-backed obligations 46.41% Federal agency mortgage-backed obligations 46.41%	Principal amount (000)	Value (000)
Fannie Mae Pool #256993 6.50% 11/1/2027[1]	USD87	$90
Fannie Mae Pool #257055 6.50% 12/1/2027[1]	161	166
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	101	99
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	126	123
Fannie Mae Pool #735571 8.00% 11/1/2031[1]	59	60
Fannie Mae Pool #CA1442 3.00% 3/1/2033[1]	455	430
Fannie Mae Pool #BJ5302 3.00% 3/1/2033[1]	305	288
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	4	4
Fannie Mae Pool #BN3172 4.00% 1/1/2034[1]	10	10
Fannie Mae Pool #BN1085 4.00% 1/1/2034[1]	8	8
Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]	4,373	4,072
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	42	43
Fannie Mae Pool #AS6870 4.00% 3/1/2036[1]	2,152	2,091
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	4,166	4,049
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	3,587	3,486
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	3,289	3,197
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	6,679	6,491
Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]	409	397
Fannie Mae Pool #MA2856 4.00% 12/1/2036[1]	9	9
Fannie Mae Pool #888372 6.50% 4/1/2037[1]	13	13
Fannie Mae Pool #256810 6.50% 7/1/2037[1]	27	28
Fannie Mae Pool #256828 7.00% 7/1/2037[1]	14	15
Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]	3,108	3,021
Fannie Mae Pool #256860 6.50% 8/1/2037[1]	36	38
Fannie Mae Pool #888698 7.00% 10/1/2037[1]	41	43
Fannie Mae Pool #970343 6.00% 2/1/2038[1]	33	33
Fannie Mae Pool #889388 7.00% 3/1/2038[1]	136	141
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	13	13
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	136	139
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	59	60
Fannie Mae Pool #AH0351 4.50% 2/1/2041[1]	276	276
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	684	699
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	402	411
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	223	228
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	2,077	1,778
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	320	328
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	262	256
Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	63	64
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	246	252
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	123	126
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	52,250	44,449
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	65	66
Fannie Mae Pool #AJ9327 3.50% 1/1/2042[1]	27	26
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	18,566	15,794
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	41	41
U.S. Government Securities Fund — Page 1 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	USD10,503	$8,935
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	3,310	2,816
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	278	263
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	127	119
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	47	44
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	77	73
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	8,199	7,532
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,256	1,189
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	337	318
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	193	181
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	74	69
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	378	355
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	683	642
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	143,214	133,637
Fannie Mae Pool #AY3880 4.00% 11/1/2045[1]	75	74
Fannie Mae Pool #BC3465 4.00% 2/1/2046[1]	7	7
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	141	128
Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]	6,706	6,056
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	393	368
Fannie Mae Pool #AS8804 3.50% 2/1/2047[1]	11,391	10,660
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	142	129
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	617	578
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	179	167
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	82	77
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	74	69
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	39	37
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	52	50
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	9,207	8,621
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,573	1,528
Fannie Mae Pool #BJ4342 4.00% 1/1/2048[1]	135	131
Fannie Mae Pool #BJ6169 4.00% 1/1/2048[1]	39	38
Fannie Mae Pool #BJ8318 4.50% 1/1/2048[1]	175	172
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	466	436
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	787	765
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	1,081	1,049
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	314	304
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	136	136
Fannie Mae Pool #BN1172 4.50% 11/1/2048[1]	156	154
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	1,944	1,905
Fannie Mae Pool #FM2656 3.50% 1/1/2049[1]	2,423	2,267
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	3,763	3,977
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	37,468	34,983
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	11,861	11,042
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	4,752	4,441
Fannie Mae Pool #FM1220 3.50% 7/1/2049[1]	2,974	2,761
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,224	1,139
Fannie Mae Pool #FM1505 3.00% 9/1/2049[1]	11,667	10,454
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	6,316	5,923
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	3,531	3,289
Fannie Mae Pool #BO2264 3.00% 10/1/2049[1]	38,295	34,242
Fannie Mae Pool #BO2890 3.00% 11/1/2049[1]	2,420	2,170
Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	11,578	10,418
Fannie Mae Pool #FM2389 3.50% 2/1/2050[1]	2,008	1,864
Fannie Mae Pool #FM2822 3.00% 3/1/2050[1]	7,265	6,515
U.S. Government Securities Fund — Page 2 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	USD5,934	$5,301
Fannie Mae Pool #FM2777 3.00% 3/1/2050[1]	3,382	3,032
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]	22,920	21,236
Fannie Mae Pool #CA5539 3.00% 4/1/2050[1]	14,296	12,820
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	2,434	2,120
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	11,153	9,703
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	4	3
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	7,388	6,360
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	2,361	2,052
Fannie Mae Pool #CA7606 3.00% 11/1/2050[1]	44,742	40,204
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	2,752	2,282
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	10,220	8,877
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	11,081	9,177
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	129	107
Fannie Mae Pool #BR7222 2.50% 4/1/2051[1]	1,870	1,609
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	34,196	30,702
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	76	63
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	6,225	5,360
Fannie Mae Pool #FM7408 2.50% 5/1/2051[1]	919	788
Fannie Mae Pool #CB0520 2.50% 5/1/2051[1]	46	39
Fannie Mae Pool #FM7694 3.00% 6/1/2051[1]	34,764	31,054
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	3,171	2,839
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	2,344	2,032
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	8,484	7,294
Fannie Mae Pool #BU3295 2.50% 10/1/2051[1]	15,000	12,903
Fannie Mae Pool #FM9067 2.50% 10/1/2051[1]	552	474
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	609	505
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	14,551	12,591
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	7,228	6,270
Fannie Mae Pool #CB2090 2.50% 11/1/2051[1]	2,000	1,718
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	20,877	18,719
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	15,604	13,934
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	6,618	5,922
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	45,269	39,577
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	15,167	13,105
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]	8,356	7,231
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	7,730	6,697
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	3,257	2,814
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	1,558	1,346
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	1,236	1,068
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	1,233	1,067
Fannie Mae Pool #FM9672 2.50% 12/1/2051[1]	509	437
Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]	45,493	40,786
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	20,896	18,664
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	10,638	9,580
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	21,556	19,223
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	7,892	6,570
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	2,403	2,077
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	6,417	5,778
Fannie Mae Pool #BV7520 2.50% 3/1/2052[1]	2,000	1,718
Fannie Mae Pool #BV5642 2.50% 3/1/2052[1]	935	803
Fannie Mae Pool #BT2188 2.50% 3/1/2052[1]	517	443
Fannie Mae Pool #BV7745 2.50% 4/1/2052[1]	2,000	1,716
Fannie Mae Pool #BV7096 2.50% 4/1/2052[1]	671	576
U.S. Government Securities Fund — Page 3 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BV8959 2.50% 6/1/2052[1]	USD273	$234
Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	39,691	37,603
Fannie Mae Pool #MA4700 4.00% 8/1/2052[1]	77,970	73,006
Fannie Mae Pool #BW1205 2.50% 9/1/2052[1]	52	45
Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	6,710	6,563
Fannie Mae Pool #MA4784 4.50% 10/1/2052[1]	59,278	57,778
Fannie Mae Pool #BW1215 4.50% 10/1/2052[1]	16,326	15,913
Fannie Mae Pool #BV0961 4.50% 10/1/2052[1]	4,000	3,899
Fannie Mae Pool #MA4803 3.50% 11/1/2052[1]	7,546	6,834
Fannie Mae Pool #MA4804 4.00% 11/1/2052[1]	30,649	28,697
Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	54,173	52,801
Fannie Mae Pool #MA4868 5.00% 12/1/2052[1]	14,336	14,289
Fannie Mae Pool #BF0141 5.50% 9/1/2056[1]	437	457
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	20,364	18,854
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	8,161	7,557
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	14,462	13,391
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	9,265	8,579
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	27,117	23,967
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	5,613	5,538
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,2]	—[3]	—[3]
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]	84	86
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 4.296% 7/25/2036[1,2]	282	278
Fannie Mae, Series 1999-T2, Class A1, 7.50% 1/19/2039[1,2]	93	94
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	34	35
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 1/25/2023[1]	81	81
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.529% 3/25/2023[1,2]	382	378
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.398% 7/25/2023[1,2]	1,008	997
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[1,2]	1,886	1,850
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.623% 5/25/2024[1,2]	756	734
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.625% 7/25/2024[1,2]	1,394	1,347
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.655% 11/25/2024[1,2]	890	853
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 4/25/2026[1]	690	674
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 6/25/2026[1]	3	3
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 7/25/2026[1]	798	782
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 9/25/2026[1]	69	69
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[1]	257	217
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 9/25/2036[1]	393	334
Freddie Mac Pool #QS0124 1.50% 11/1/2030[1]	458	419
Freddie Mac Pool #1H1354 3.962% 11/1/2036[1,2]	65	67
Freddie Mac Pool #C91909 4.00% 11/1/2036[1]	58	56
Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	1,233	1,264
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	7,277	6,191
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	49,112	41,779
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	9,901	8,422
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	42,222	35,917
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	12,841	10,907
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	33	33
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	322	304
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	434	410
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	340	321
Freddie Mac Pool #G61082 3.00% 7/1/2043[1]	3,658	3,364
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	1,532	1,443
Freddie Mac Pool #760012 3.113% 4/1/2045[1,2]	987	961
Freddie Mac Pool #760013 3.208% 4/1/2045[1,2]	565	551
U.S. Government Securities Fund — Page 4 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #760014 2.745% 8/1/2045[1,2]	USD700	$678
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	8,698	8,177
Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	1,633	1,502
Freddie Mac Pool #G60744 3.50% 7/1/2046[1]	1,971	1,849
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	3,217	3,031
Freddie Mac Pool #760015 2.557% 1/1/2047[1,2]	1,630	1,551
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	541	507
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	655	613
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	839	786
Freddie Mac Pool #ZT0538 3.50% 3/1/2048[1]	1,694	1,578
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	617	578
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	607	568
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	500	468
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	437	409
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	389	364
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	381	356
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	235	220
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	187	175
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	155	145
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	26,196	25,470
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	150	140
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	784	762
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	742	721
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	390	380
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	296	277
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	185	173
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	178	167
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	1,138	1,106
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	390	388
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,429	1,422
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	750	745
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	547	543
Freddie Mac Pool #ZA6700 3.50% 4/1/2049[1]	11,004	10,212
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	2,134	1,988
Freddie Mac Pool #SD7502 3.50% 7/1/2049[1]	7,753	7,215
Freddie Mac Pool #QA1442 3.50% 8/1/2049[1]	4,231	3,931
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]	1,775	1,592
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	557	520
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	4,418	4,145
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	4,305	4,040
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	6,963	6,293
Freddie Mac Pool #RA2003 4.50% 1/1/2050[1]	6,673	6,592
Freddie Mac Pool #RA2319 3.00% 3/1/2050[1]	9,387	8,387
Freddie Mac Pool #SD7513 3.50% 4/1/2050[1]	76,916	71,803
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	35,090	29,089
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	449	372
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	746	618
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	35,878	29,736
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	6,108	5,258
Freddie Mac Pool #RA5559 2.50% 7/1/2051[1]	6,859	5,879
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	6,854	5,963
Freddie Mac Pool #QC7537 2.50% 9/1/2051[1]	522	448
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	2,204	1,972
Freddie Mac Pool #RA6107 2.50% 10/1/2051[1]	2,000	1,714
U.S. Government Securities Fund — Page 5 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	USD5,826	$4,836
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	6,419	5,559
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	4,694	4,084
Freddie Mac Pool #QD5343 2.50% 12/1/2051[1]	6,000	5,154
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	3,318	2,867
Freddie Mac Pool #QD7266 2.50% 2/1/2052[1]	33	28
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	42,806	38,541
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	32,181	29,881
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	2,591	2,379
Freddie Mac Pool #QD9460 2.50% 3/1/2052[1]	4,581	3,931
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	2,528	2,189
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	144,995	129,907
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	1,501	1,299
Freddie Mac Pool #QE0025 2.50% 4/1/2052[1]	116	100
Freddie Mac Pool #QE2005 2.50% 5/1/2052[1]	917	786
Freddie Mac Pool #8D0226 2.521% 5/1/2052[1,2]	6,597	5,937
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	16,545	16,147
Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]	60,331	56,528
Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]	40,251	37,713
Freddie Mac Pool #QE9813 4.50% 9/1/2052[1]	1,847	1,800
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	70,735	70,544
Freddie Mac Pool #SD8271 2.50% 10/1/2052[1]	1,419	1,216
Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	313,076	296,509
Freddie Mac Pool #QF2136 4.50% 10/1/2052[1]	1,900	1,852
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	194,575	189,649
Freddie Mac Pool #SD8275 4.50% 12/1/2052[1]	477,672	465,579
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	127,211	126,751
Freddie Mac Pool #SD8288 5.00% 12/1/2052[1]	4,258	4,242
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.547% 8/15/2023[1,2]	2	2
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 4.123% 5/15/2036[1,2]	539	528
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2/25/2023[1]	1,097	1,092
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 4/25/2023[1]	16,806	16,677
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 7/25/2023[1,2]	21,150	20,895
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 8/25/2023[1,2]	20,730	20,487
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 8/25/2026[1]	3,507	3,293
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027[1]	1,370	1,311
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[1]	560	542
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	181	150
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	454	381
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]	214	189
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,2]	16,272	15,321
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	9,934	8,690
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	2,001	1,824
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,2]	18,473	17,379
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	18,185	17,011
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	10,669	9,493
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,2]	11,312	10,419
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	6,353	5,752
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	4,286	4,090
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	12,288	11,103
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 11/25/2057[1]	1,810	1,634
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057[1]	3,418	3,266
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	9,124	8,218
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	3,837	3,653
U.S. Government Securities Fund — Page 6 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	USD22,483	$21,361
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	10,504	9,485
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	4,689	4,238
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	535	509
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	13,453	12,566
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	13,695	13,143
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	65,761	63,104
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	41,699	38,609
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	23,360	21,598
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	16,642	15,019
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	4,381	3,631
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	60,632	58,872
Government National Mortgage Assn. 4.00% 12/1/2052[1,4]	143,612	137,122
Government National Mortgage Assn. 4.50% 12/1/2052[1,4]	551,053	539,881
Government National Mortgage Assn. 5.00% 12/1/2052[1,4]	126,771	126,692
Government National Mortgage Assn. 2.00% 1/1/2053[1,4]	20,900	17,811
Government National Mortgage Assn. 2.50% 1/1/2053[1,4]	29,830	26,254
Government National Mortgage Assn. 3.00% 1/1/2053[1,4]	23,927	21,637
Government National Mortgage Assn. 3.50% 1/1/2053[1,4]	19,458	18,080
Government National Mortgage Assn. 4.00% 1/1/2053[1,4]	244,397	233,456
Government National Mortgage Assn. 5.50% 1/1/2053[1,4]	176,880	178,922
Government National Mortgage Assn. Pool #754335 6.50% 8/20/2029[1]	153	154
Government National Mortgage Assn. Pool #754334 6.50% 10/20/2032[1]	280	282
Government National Mortgage Assn. Pool #AH5901 3.75% 11/20/2034[1]	841	834
Government National Mortgage Assn. Pool #754319 6.50% 1/20/2037[1]	108	109
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	126	134
Government National Mortgage Assn. Pool #004182 5.50% 7/20/2038[1]	12	12
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	62	66
Government National Mortgage Assn. Pool #738836 6.50% 11/20/2038[1]	65	65
Government National Mortgage Assn. Pool #754287 6.50% 11/20/2038[1]	58	57
Government National Mortgage Assn. Pool #AA4873 6.50% 12/20/2038[1]	80	79
Government National Mortgage Assn. Pool #754314 6.50% 1/20/2039[1]	463	481
Government National Mortgage Assn. Pool #741910 4.00% 2/15/2039[1]	124	121
Government National Mortgage Assn. Pool #004367 4.00% 2/20/2039[1]	17	17
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	281	289
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	686	730
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]	427	432
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,151	1,229
Government National Mortgage Assn. Pool #736089 5.00% 6/15/2040[1]	133	134
Government National Mortgage Assn. Pool #736084 5.00% 6/15/2040[1]	106	108
Government National Mortgage Assn. Pool #005040 5.00% 4/20/2041[1]	29	29
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	2,002	2,073
Government National Mortgage Assn. Pool #005112 6.50% 7/20/2041[1]	107	110
Government National Mortgage Assn. Pool #005157 4.00% 8/20/2041[1]	91	85
Government National Mortgage Assn. Pool #005187 5.50% 9/20/2041[1]	65	64
Government National Mortgage Assn. Pool #754636 3.50% 11/20/2041[1]	456	427
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	4,470	4,452
Government National Mortgage Assn. Pool #754591 4.00% 1/20/2042[1]	965	944
Government National Mortgage Assn. Pool #754637 4.00% 1/20/2042[1]	469	460
Government National Mortgage Assn. Pool #AA2589 3.50% 3/20/2043[1]	861	792
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	13	13
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	25	25
Government National Mortgage Assn. Pool #892950 4.513% 7/20/2060[1,2]	514	514
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[1]	2	2
U.S. Government Securities Fund — Page 7 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[1]	USD8	$8
Government National Mortgage Assn. Pool #751409 4.95% 7/20/2061[1]	1	1
Government National Mortgage Assn. Pool #756695 4.70% 11/20/2061[1]	3	3
Government National Mortgage Assn. Pool #795471 5.104% 2/20/2062[1]	1	1
Government National Mortgage Assn. Pool #759735 4.729% 3/20/2062[1]	1	1
Government National Mortgage Assn. Pool #767610 4.603% 11/20/2062[1]	—[3]	—[3]
Government National Mortgage Assn. Pool #767641 4.485% 5/20/2063[1]	—[3]	—[3]
Government National Mortgage Assn. Pool #795533 4.953% 5/20/2063[1]	—[3]	—[3]
Government National Mortgage Assn. Pool #894475 4.753% 10/20/2063[1,2]	1,222	1,237
Government National Mortgage Assn. Pool #AG8068 4.952% 1/20/2064[1]	2	2
Government National Mortgage Assn. Pool #894482 4.755% 2/20/2064[1,2]	1,675	1,697
Government National Mortgage Assn. Pool #AG8149 3.997% 6/20/2064[1,2]	191	190
Government National Mortgage Assn. Pool #AG8156 4.468% 7/20/2064[1,2]	178	178
Government National Mortgage Assn. Pool #AG8150 4.857% 7/20/2064[1]	2	2
Government National Mortgage Assn. Pool #AG8155 5.163% 7/20/2064[1]	4	4
Government National Mortgage Assn. Pool #AG8171 5.20% 7/20/2064[1]	—[3]	—[3]
Government National Mortgage Assn. Pool #AA7554 6.64% 7/20/2064[1]	45	45
Government National Mortgage Assn. Pool #AG8194 4.246% 9/20/2064[1]	11	11
Government National Mortgage Assn. Pool #AG8189 5.156% 9/20/2064[1]	3	3
Government National Mortgage Assn. Pool #AL7438 4.353% 1/20/2065[1]	2	2
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 6/20/2033[1]	127	126
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.50% 10/20/2060[1,2]	175	174
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 4.44% 5/20/2062[1,2]	670	669
Government National Mortgage Assn., Series 2012-H20, Class PT, 4.164% 7/20/2062[1,2]	1,157	1,154
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.556% 10/20/2062[1,2]	144	2
Uniform Mortgage-Backed Security 2.50% 12/1/2037[1,4]	28,000	25,878
Uniform Mortgage-Backed Security 4.00% 12/1/2037[1,4]	11,000	10,756
Uniform Mortgage-Backed Security 2.00% 1/1/2038[1,4]	9,100	8,200
Uniform Mortgage-Backed Security 2.00% 12/1/2052[1,4]	45,934	37,855
Uniform Mortgage-Backed Security 2.50% 12/1/2052[1,4]	7,300	6,248
Uniform Mortgage-Backed Security 3.50% 12/1/2052[1,4]	254,476	233,004
Uniform Mortgage-Backed Security 4.00% 12/1/2052[1,4]	232,919	220,318
Uniform Mortgage-Backed Security 4.50% 12/1/2052[1,4]	32,795	31,929
Uniform Mortgage-Backed Security 5.00% 12/1/2052[1,4]	153,335	152,616
Uniform Mortgage-Backed Security 5.50% 12/1/2052[1,4]	242,111	244,935
Uniform Mortgage-Backed Security 6.00% 12/1/2052[1,4]	224,197	229,292
Uniform Mortgage-Backed Security 6.50% 12/1/2052[1,4]	83,311	85,771
Uniform Mortgage-Backed Security 2.00% 1/1/2053[1,4]	7,100	5,857
Uniform Mortgage-Backed Security 4.50% 1/1/2053[1,4]	27,119	26,405
Uniform Mortgage-Backed Security 5.00% 1/1/2053[1,4]	146,143	145,435
Uniform Mortgage-Backed Security 5.50% 1/1/2053[1,4]	641,300	648,430
Uniform Mortgage-Backed Security 6.00% 1/1/2053[1,4]	424,852	434,110
Uniform Mortgage-Backed Security 6.50% 1/1/2053[1,4]	1,143,280	1,175,249
Total mortgage-backed obligations		8,633,475
U.S. Treasury bonds & notes 45.00% U.S. Treasury inflation-protected securities 26.43%
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2023[5]	262,681	262,372
U.S. Treasury Inflation-Protected Security 0.625% 4/15/2023[5]	361,449	358,650
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2023[5]	305,876	302,636
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[5]	694,584	681,828
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[5]	174,905	170,737
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[5]	726,633	706,129
U.S. Government Securities Fund — Page 8 of 16

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[5]	USD318,449	$308,420
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[5]	88,536	85,014
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[5]	683,644	661,428
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[5]	116,410	111,780
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[5]	26,817	26,006
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[5]	180,997	171,945
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[5]	328,125	312,098
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[5]	65,327	61,695
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[5]	188,088	190,793
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[5]	216,619	196,595
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[5]	56,305	50,577
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[5]	3,727	4,047
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[5,6]	112,354	96,845
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[5]	43,748	36,316
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[5]	58,264	51,155
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[5]	1,807	1,295
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[5]	67,138	46,323
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[5]	31,618	21,936
		4,916,620
U.S. Treasury 18.57%
U.S. Treasury 1.50% 1/15/2023	2,000	1,994
U.S. Treasury 0.50% 3/15/2023	30,000	29,664
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.034%) 4.366% 4/30/2023[2]	50,000	50,039
U.S. Treasury 2.75% 5/31/2023	9,293	9,212
U.S. Treasury 2.625% 6/30/2023	30,888	30,548
U.S. Treasury 2.75% 7/31/2023	8,600	8,496
U.S. Treasury 2.875% 10/31/2023	16,500	16,227
U.S. Treasury 0.50% 11/30/2023	287,903	276,094
U.S. Treasury 2.875% 11/30/2023	1,080	1,060
U.S. Treasury 0.125% 12/15/2023	196,387	187,297
U.S. Treasury 2.25% 12/31/2023	29,496	28,733
U.S. Treasury 0.375% 4/15/2024	100,000	94,422
U.S. Treasury 2.00% 4/30/2024	72,000	69,449
U.S. Treasury 2.00% 5/31/2024	17,400	16,754
U.S. Treasury 1.75% 6/30/2024	38,572	36,963
U.S. Treasury 2.00% 6/30/2024	45,000	43,282
U.S. Treasury 3.00% 7/31/2024	44,000	42,970
U.S. Treasury 1.50% 10/31/2024	500	474
U.S. Treasury 1.50% 11/30/2024[6]	18,000	17,027
U.S. Treasury 1.75% 12/31/2024	18,000	17,099
U.S. Treasury 2.875% 5/31/2025	500	485
U.S. Treasury 2.875% 7/31/2025[6]	1,000	969
U.S. Treasury 3.125% 8/15/2025	32,000	31,186
U.S. Treasury 0.25% 8/31/2025	500	450
U.S. Treasury 4.50% 11/15/2025	62,500	63,225
U.S. Treasury 0.375% 11/30/2025	1,320	1,184
U.S. Treasury 0.375% 1/31/2026	63,740	56,878
U.S. Treasury 2.625% 1/31/2026	49,000	46,977
U.S. Treasury 2.25% 3/31/2026	5,200	4,921
U.S. Treasury 2.375% 4/30/2026	50,000	47,436
U.S. Treasury 1.375% 8/31/2026	25,000	22,768
U.S. Treasury 0.875% 9/30/2026	53,740	47,912
U.S. Treasury 1.25% 12/31/2026	23,960	21,573
U.S. Government Securities Fund — Page 9 of 16

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 1/31/2027	USD11,000	$9,991
U.S. Treasury 2.75% 4/30/2027	48,950	46,744
U.S. Treasury 2.375% 5/15/2027	10,000	9,391
U.S. Treasury 2.625% 5/31/2027	3,000	2,851
U.S. Treasury 0.50% 6/30/2027	14,000	12,049
U.S. Treasury 3.25% 6/30/2027	66,300	64,642
U.S. Treasury 2.75% 7/31/2027	174,576	166,527
U.S. Treasury 0.50% 8/31/2027	118,455	101,424
U.S. Treasury 0.375% 9/30/2027	70,750	60,084
U.S. Treasury 0.50% 10/31/2027	18,790	16,013
U.S. Treasury 0.625% 11/30/2027	3,100	2,652
U.S. Treasury 0.75% 1/31/2028	2,900	2,487
U.S. Treasury 1.25% 5/31/2028	6,300	5,510
U.S. Treasury 1.25% 6/30/2028	59,360	51,814
U.S. Treasury 1.75% 1/31/2029	25,000	22,234
U.S. Treasury 2.625% 7/31/2029	63,533	59,358
U.S. Treasury 3.125% 8/31/2029	135,467	130,504
U.S. Treasury 0.625% 5/15/2030	30,880	24,859
U.S. Treasury 6.25% 5/15/2030	5,250	6,106
U.S. Treasury 0.625% 8/15/2030	14,510	11,612
U.S. Treasury 1.625% 5/15/2031	173,244	148,398
U.S. Treasury 1.375% 11/15/2031	20,000	16,578
U.S. Treasury 1.875% 2/15/2032	15,000	12,942
U.S. Treasury 5.00% 5/15/2037	1,500	1,716
U.S. Treasury 4.625% 2/15/2040	5,600	6,175
U.S. Treasury 1.125% 5/15/2040	20,500	13,158
U.S. Treasury 1.125% 8/15/2040	144,100	91,795
U.S. Treasury 1.375% 11/15/2040	4,914	3,267
U.S. Treasury 1.875% 2/15/2041	53,184	38,542
U.S. Treasury 2.25% 5/15/2041	44,863	34,566
U.S. Treasury 4.375% 5/15/2041	7,000	7,449
U.S. Treasury 1.75% 8/15/2041	55,890	39,094
U.S. Treasury 3.125% 11/15/2041	10,000	8,868
U.S. Treasury 3.25% 5/15/2042	42,000	37,795
U.S. Treasury 2.75% 8/15/2042	6,000	4,956
U.S. Treasury 2.75% 11/15/2042	20,000	16,469
U.S. Treasury 2.875% 5/15/2043	10,880	9,123
U.S. Treasury 3.375% 5/15/2044	18,500	16,723
U.S. Treasury 2.50% 2/15/2045	60,000	46,409
U.S. Treasury 3.00% 5/15/2045	3,350	2,830
U.S. Treasury 2.875% 8/15/2045	5,000	4,128
U.S. Treasury 3.00% 11/15/2045	3,500	2,954
U.S. Treasury 2.50% 5/15/2046	50,000	38,335
U.S. Treasury 3.00% 2/15/2047	29,425	24,770
U.S. Treasury 2.75% 8/15/2047	3,000	2,412
U.S. Treasury 2.75% 11/15/2047	7,250	5,830
U.S. Treasury 3.00% 2/15/2048	9,435	7,962
U.S. Treasury 3.125% 5/15/2048	6,500	5,626
U.S. Treasury 3.375% 11/15/2048	28,375	25,805
U.S. Treasury 3.00% 2/15/2049	6,000	5,102
U.S. Treasury 2.875% 5/15/2049[6]	94,000	78,077
U.S. Treasury 2.25% 8/15/2049	16,800	12,237
U.S. Treasury 2.375% 11/15/2049	8,250	6,180
U.S. Treasury 2.00% 2/15/2050	53,860	36,893
U.S. Government Securities Fund — Page 10 of 16

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 5/15/2050[6]	USD188,750	$105,575
U.S. Treasury 1.375% 8/15/2050	63,180	36,523
U.S. Treasury 1.625% 11/15/2050[6]	292,196	180,888
U.S. Treasury 1.875% 2/15/2051	52,054	34,403
U.S. Treasury 2.375% 5/15/2051	21,100	15,729
U.S. Treasury 2.00% 8/15/2051	76,123	51,845
U.S. Treasury 1.875% 11/15/2051	18,120	11,947
U.S. Treasury 2.25% 2/15/2052	500	362
U.S. Treasury 3.00% 8/15/2052	82,850	71,093
U.S. Treasury 4.00% 11/15/2052	3,500	3,645
U.S. Treasury, principal only, 0% 8/15/2047[6]	1,000	376
		3,456,170
Total U.S. Treasury bonds & notes		8,372,790
Federal agency bonds & notes 2.00%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	616	589
Fannie Mae 0.625% 4/22/2025	147,420	135,289
Fannie Mae 0.75% 10/8/2027	21,700	18,771
Fannie Mae 7.125% 1/15/2030	5,000	5,958
Fannie Mae 0.875% 8/5/2030	63,500	50,598
Federal Home Loan Bank 3.375% 9/8/2023	14,160	14,004
Federal Home Loan Bank 3.25% 11/16/2028	56,500	54,704
Federal Home Loan Bank 5.50% 7/15/2036	1,000	1,115
Freddie Mac 0.375% 4/20/2023	25,000	24,593
Private Export Funding Corp. 3.55% 1/15/2024	14,300	14,073
Small Business Administration, Series 2003-20B, 4.84% 2/1/2023	30	31
Tennessee Valley Authority 0.75% 5/15/2025	13,200	12,115
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,787
Tennessee Valley Authority 4.65% 6/15/2035	4,480	4,534
Tennessee Valley Authority 5.88% 4/1/2036	3,625	4,094
Tennessee Valley Authority, Series 2008, Class A, 4.875% 1/15/2048	3,300	3,293
TVA Southaven 3.846% 8/15/2033	1,562	1,461
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 9/18/2023	5,000	5,018
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025	3,125	3,001
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 8/1/2023	500	493
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024	750	729
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	875	841
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	875	836
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	3,850	3,648
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	1,250	1,174
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	850	792
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	825	796
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	825	796
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	800	738
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033	675	619
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 12/20/2032	1,367	1,321
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 12/20/2032	1,078	1,046
		371,857
Total bonds, notes & other debt instruments (cost: $18,438,128,000)		17,378,122
U.S. Government Securities Fund — Page 11 of 16

unaudited
Short-term securities 39.26% Money market investments 28.12%		Shares	Value (000)
Capital Group Central Cash Fund 3.94%[7,8]		52,313,946	$5,230,871
U.S. Treasury bills 6.07%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 1/19/2023	3.820%	USD150,000	149,205
U.S. Treasury 2/16/2023	4.082	300,000	297,358
U.S. Treasury 2/23/2023	2.446	400,000	396,157
U.S. Treasury 11/2/2023	4.530	300,000	287,457
			1,130,177
Federal agency bills & notes 5.07%
Federal Home Loan Bank 12/02/2022	1.592	50,000	49,994
Federal Home Loan Bank 12/06/2022	1.528	50,000	49,973
Federal Home Loan Bank 12/23/2022	3.731	50,000	49,880
Federal Home Loan Bank 01/12/2023	3.608	150,000	149,301
Federal Home Loan Bank 01/17/2023	3.644	150,000	149,210
Federal Home Loan Bank 01/27/2023	4.024	150,000	149,023
Federal Home Loan Bank 02/07/2023	4.095	50,000	49,609
Federal Home Loan Bank 02/15/2023	4.164	150,000	148,661
Federal Home Loan Bank 02/28/2023	4.203	150,000	148,401
			944,052
Total short-term securities (cost: $7,304,306,000)			7,305,100
Total investment securities 132.67% (cost: $25,742,434,000)			24,683,222
Other assets less liabilities (32.67)%			(6,078,943)
Net assets 100.00%			$18,604,279
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 11/30/2022 (000)
30 Day Federal Funds Futures	Long	8,148	December 2022	USD3,266,845	$(2,034)
30 Day Federal Funds Futures	Short	71	February 2023	(28,296)	325
90 Day Eurodollar Futures	Long	3,812	December 2022	906,327	(37,015)
3 Month SOFR Futures	Long	3	March 2023	716	(9)
3 Month SOFR Futures	Short	3,180	June 2023	(755,926)	13,041
90 Day Eurodollar Futures	Long	17,770	September 2023	4,220,375	(183,591)
90 Day Eurodollar Futures	Short	10,965	December 2023	(2,612,959)	101,575
90 Day Eurodollar Futures	Short	10,342	December 2024	(2,496,817)	48,114
2 Year U.S. Treasury Note Futures	Short	3,531	March 2023	(725,124)	(1,329)
5 Year U.S. Treasury Note Futures	Long	44,400	March 2023	4,820,522	23,328
10 Year U.S. Treasury Note Futures	Long	7,378	March 2023	837,403	4,285
10 Year Ultra U.S. Treasury Note Futures	Long	1,346	March 2023	161,057	327
20 Year U.S. Treasury Bond Futures	Long	3,849	March 2023	488,823	(374)
30 Year Ultra U.S. Treasury Bond Futures	Long	172	March 2023	23,440	(29)
					$(33,386)
U.S. Government Securities Fund — Page 12 of 16

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 11/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
1.2525%	Annual	U.S. EFFR	Annual	2/14/2023	USD586,311	$(3,759)	$—	$(3,759)
3-month USD-LIBOR	Quarterly	1.495%	Semi-annual	11/10/2023	115,000	3,797	—	3,797
U.S. EFFR	Annual	2.4325%	Annual	12/21/2023	94,000	2,315	—	2,315
0.2405%	Annual	U.S. EFFR	Annual	3/1/2024	467,500	(25,583)	—	(25,583)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	718,900	31,496	—	31,496
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	309,200	(5,374)	—	(5,374)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	336,442	(5,701)	—	(5,701)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	363,558	(6,147)	—	(6,147)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	47,859	(859)	—	(859)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	227,000	(4,160)	—	(4,160)
4.345%	Annual	U.S. EFFR	Annual	9/29/2024	228,400	(672)	—	(672)
4.197%	Annual	U.S. EFFR	Annual	9/30/2024	228,400	(1,258)	—	(1,258)
4.1735%	Annual	U.S. EFFR	Annual	9/30/2024	233,800	(1,384)	—	(1,384)
4.15%	Annual	U.S. EFFR	Annual	10/6/2024	233,000	(1,444)	—	(1,444)
4.5645%	Annual	U.S. EFFR	Annual	10/19/2024	85,300	128	—	128
4.533%	Annual	U.S. EFFR	Annual	10/20/2024	106,600	101	—	101
4.56%	Annual	U.S. EFFR	Annual	10/27/2024	106,800	176	—	176
4.5245%	Annual	U.S. EFFR	Annual	10/27/2024	128,200	129	—	129
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,100	14,340	—	14,340
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,100	14,335	—	14,335
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,373	16,148	—	16,148
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	199,200	12,167	—	12,167
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	48,600	(1,935)	—	(1,935)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	60,800	(2,461)	—	(2,461)
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	60,700	(2,463)	—	(2,463)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	45,900	(1,835)	—	(1,835)
3.16%	Annual	SOFR	Annual	6/20/2028	39,600	(394)	—	(394)
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	3,960	—	3,960
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	43,156	—	43,156
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030	235,000	(42,798)	—	(42,798)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	21,053	—	21,053
SOFR	Annual	3.10%	Annual	6/20/2033	21,400	322	—	322
3-month USD-LIBOR	Quarterly	2.9625%	Semi-annual	2/1/2038	36,300	1,503	—	1,503
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	36,300	1,502	—	1,502
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	29,200	1,161	—	1,161
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	21,600	(7,865)	—	(7,865)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	242,600	104,033	(144)	104,177
						$155,730	$(144)	$155,874
U.S. Government Securities Fund — Page 13 of 16

unaudited
Investments in affiliates8

	Value of affiliate at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 11/30/2022 (000)	Dividend income (000)
Short-term securities 28.12%
Money market investments 28.12%
Capital Group Central Cash Fund 3.94%[7]	$3,670,895	$4,157,155	$2,597,823	$129	$515	$5,230,871	$44,485
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $140,143,000, which represented .75% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 11/30/2022.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
U.S. Government Securities Fund — Page 14 of 16

unaudited
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $26,643,063,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $12,241,735,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$8,633,475	$—	$8,633,475
U.S. Treasury bonds & notes	—	8,372,790	—	8,372,790
Federal agency bonds & notes	—	371,857	—	371,857
Short-term securities	5,230,871	2,074,229	—	7,305,100
Total	$5,230,871	$19,452,351	$—	$24,683,222

U.S. Government Securities Fund — Page 15 of 16

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$190,995	$—	$—	$190,995
Unrealized appreciation on centrally cleared interest rate swaps	—	271,966	—	271,966
Liabilities:
Unrealized depreciation on futures contracts	(224,381)	—	—	(224,381)
Unrealized depreciation on centrally cleared interest rate swaps	—	(116,092)	—	(116,092)
Total	$(33,386)	$155,874	$—	$122,488
*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Key to abbreviations
Assn. = Association
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-022-0123O-S89772	U.S. Government Securities Fund — Page 16 of 16